Notes Payable (Tables)	12 Months Ended
Dec. 31, 2018
Notes Payable
Schedule of notes payable
December 31, 2017
Note payable - 2018 Kenworth Tractor	$72,267
Current portion	(14,247)
Total Non-current portion	$58,020